Commitments and contingencies (Details 2) ¥ in Thousands	Dec. 31, 2016 CNY (¥)
Long-Term Debt Obligations
Capital commitments
Expected repayment of nonrecourse securitization debt in 2017	¥ 9,389,213
Expected repayment of nonrecourse securitization debt in 2018	4,077,627
Capital commitments
Capital commitments
Total capital commitments contracted	¥ 1,920,971